Shareholder Report, Average Annual Return (Details) 193455_Roundhill AAPL WeeklyPay ETF_TF_TSR Annual {TF}	10 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Roundhill AAPL WeeklyPay ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Roundhill AAPL WeeklyPay ETF NAV
Average Annual Return, Percent	8.76%
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent	16.25%